Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories	INVENTORIES

(in millions)	2016	2015
Materials and supplies	$244	$194
Gas and fuel in storage	98	101
Coal inventory	30	42
	$372	$337